Income Taxes and Duties - Summary of Expense (Benefit) Attributable to Profit (Loss) from Continuing Operations before Income Taxes (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of Income Taxes and Duties [Line items]
Total duties, taxes and other	$ 9,302,464	$ 185,572,075	$ 343,823,489	$ 461,578,223
PEMEX [member]
Disclosure of Income Taxes and Duties [Line items]
Expected income tax expense		28,835,256	3,707,023	(41,316,168)
Tax effect of inflation-net		5,694,637	6,487,844	11,742,346
Fiscal updating of pipelines, properties and equipment		(161,883)	(5,290,734)	(3,359,548)
Unrecognized Deferred tax asset				21,885,731
Cancellation of tax credits			(24,189,922)
Retirement benefits		(8,206,693)	(10,698,848)
Non-deductible expenses		2,405,635	4,826,745	1,781,012
Others-net		2,395,987	(3,831,120)	911,255
Total duties, taxes and other		$ 30,962,939	$ (28,989,011)	$ (8,355,372)